Annual Total Returns [BarChart] - Pioneer High Yield Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(1.75%)
Annual Return 2012	14.99%
Annual Return 2013	12.31%
Annual Return 2014	(0.16%)
Annual Return 2015	(4.89%)
Annual Return 2016	14.14%
Annual Return 2017	7.49%
Annual Return 2018	(3.13%)
Annual Return 2019	14.08%
Annual Return 2020	3.07%